CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 93,936	$ 207,062
Accounts receivable (note 14)	116,246	106,799
Inventories (note 15)	32,829	17,445
Deferred income taxes (note 11)	4,735	4,779
Prepaids and other (note 16)	14,179	7,826
Total current assets	261,925	343,911
Property and equipment (note 17)	28,947	20,717
Intangible assets (note 18)	84,250	37,893
Goodwill (note 19)	156,488	103,966
Deferred income taxes (note 11)	10,130	3,898
Other assets	4,592	4,979
Total assets	546,332	515,364
Current liabilities
Accounts payable and accrued liabilities (note 20)	128,537	128,196
Deferred revenue and credits	3,479	3,245
Total current liabilities	132,016	131,441
Long-term obligations (note 21)	44,353	26,608
Deferred income taxes (note 11)	11,667	453
Total liabilities	188,036	158,502
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 32,337,201 shares (December 31, 2014 - 31,868,541 shares)	346,453	339,640
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 240,613 shares (December 31, 2014 — 342,645 shares)	(4,017)	(6,236)
Additional paid-in capital	23,998	26,909
Retained earnings (deficit)	(160)	2,514
Accumulated other comprehensive loss (note 22)	(7,978)	(5,965)
Total equity	358,296	356,862
Total liabilities and equity	$ 546,332	$ 515,364
Commitments and contingencies (note 26)
Subsequent events (note 23)